UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6465

The Travelers Series Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES TRUST

EQUITY INCOME PORTFOLIO

LARGE CAP PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2004

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited)		September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 97.0%
CONSUMER DISCRETIONARY - 10.0%
Hotels, Restaurants & Leisure - 0.4%
48,500	Hilton Hotels Corp.	$913,740
9,700	Marriott International, Inc., Class A Shares	504,012

		1,417,752

Media - 6.4%
6,800	Clear Channel Communications, Inc.	211,956
48,600	The DIRECTV Group, Inc. (a)	854,874
230,300	The News Corp. Ltd., Sponsored ADR	7,569,961
58,700	Omnicom Group Inc.	4,288,622
36,000	Sirius Satellite Radio, Inc. (a)	115,200
52,200	Tribune Co.	2,148,030
95,600	Viacom Inc., Class B Shares	3,208,336
19,200	The Walt Disney Co.	432,960
490	The Washington Post Co., Class B Shares	450,800
57,832	XM Satellite Radio Holdings Inc., Class A Shares (a)	1,793,949

		21,074,688

Multi-Line Retail - 2.8%
49,500	J.C. Penney Co., Inc.	1,746,360
138,900	Wal-Mart Stores, Inc.	7,389,480

		9,135,840

Specialty Retail - 0.4%
29,000	The Home Depot, Inc.	1,136,800

	TOTAL CONSUMER DISCRETIONARY	32,765,080

CONSUMER STAPLES - 3.4%
Beverages - 0.1%
9,500	The Coca-Cola Co.	380,475

Food & Drug Retailing - 0.8%
127,600	Safeway Inc. (a)	2,463,956

Food Products - 1.1%
14,800	Hormel Foods Corp.	396,344
91,700	McCormick & Co., Inc.	3,148,978

		3,545,322

Household Products - 0.3%
14,900	Colgate-Palmolive Co.	673,182
4,200	Kimberly-Clark Corp.	271,278

		944,460

Personal Products - 0.2%
14,800	The Gillette Co.	617,752

Tobacco - 0.9%
61,700	Altria Group, Inc.	2,902,368
7,200	Loews Corp - Carolina Group	175,464

		3,077,832

	TOTAL CONSUMER STAPLES	11,029,797

See Notes to Schedule of Investments.

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
ENERGY - 13.7%
Energy Equipment & Services - 1.9%
88,000	ENSCO International Inc.	$2,874,960
6,600	Smith International, Inc. (a)	400,818
56,160	Weatherford International Ltd. (a)	2,865,283

		6,141,061

Oil & Gas - 11.8%
39,300	Ashland, Inc.	2,203,944
74,900	BP PLC, Sponsored ADR	4,308,997
374,300	Burlington Resources, Inc.	15,271,440
347,910	Exxon Mobil Corp.	16,814,490

		38,598,871

	TOTAL ENERGY	44,739,932

FINANCIALS - 24.9%
Banks - 7.2%
244,000	Bank of America Corp.	10,572,520
122,948	Wachovia Corp.	5,772,409
121,950	Wells Fargo & Co.	7,271,878

		23,616,807

Diversified Financials - 11.8%
804,240	The Charles Schwab Corp.	7,390,966
156,700	Fannie Mae	9,934,780
15,700	The Goldman Sachs Group, Inc.	1,463,868
205,628	JPMorgan Chase & Co.	8,169,600
15,700	Lehman Brothers Holdings Inc.	1,251,604
50,100	Morgan Stanley	2,469,930
110,400	SLM Corp.	4,923,840
69,200	State Street Corp.	2,955,532

		38,560,120

Insurance - 4.5%
35,900	AFLAC, Inc.	1,407,639
16,000	Ambac Financial Group, Inc.	1,279,200
178,800	American International Group, Inc.	12,156,612

		14,843,451

Real Estate - 1.4%
10,600	Capital Automotive REIT	331,462
13,300	CenterPoint Properties Trust	579,614
21,200	Equity Office Properties Trust	577,700
93,800	General Growth Properties, Inc.	2,907,800
5,800	Manufactured Home Communities, Inc.	192,792

		4,589,368

	TOTAL FINANCIALS	81,609,746

HEALTHCARE - 5.7%
Healthcare Equipment & Supplies - 1.5%
93,600	Medtronic, Inc.	4,857,840

Healthcare Providers & Services - 0.4%
19,100	UnitedHealth Group Inc.	1,408,434

See Notes to Schedule of Investments.

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Pharmaceuticals - 3.8%
44,400	Bristol-Myers Squibb Co.	$1,050,948
8,400	GlaxoSmithKline PLC, ADR	367,332
8,400	Johnson & Johnson	473,172
339,230	Pfizer Inc.	10,380,438

		12,271,890

	TOTAL HEALTHCARE	18,538,164

INDUSTRIALS - 15.2%
Aerospace & Defense - 2.6%
171,100	Goodrich Corp.	5,365,696
10,155	Lockheed Martin Corp.	566,446
14,500	Northrop Grumman Corp.	773,285
28,700	Precision Castparts Corp.	1,723,435

		8,428,862

Air Freight & Couriers - 0.6%
14,400	Ryder Systems, Inc.	677,376
17,800	United Parcel Service, Inc., Class B Shares	1,351,376

		2,028,752

Airlines - 0%
35	Continental Airlines, Inc., Class B Shares (a)	298

Commercial Services & Supplies - 0.3%
27,800	Cendant Corp.	600,480
19,400	Corinthian Colleges, Inc. (a)	261,512

		861,992

Industrial Conglomerates - 4.9%
423,500	General Electric Co.	14,221,130
53,700	Honeywell International Inc.	1,925,682

		16,146,812

Machinery - 3.6%
63,700	Caterpillar Inc.	5,124,665
169,000	Dover Corp.	6,569,030
700	Eaton Corp.	44,387

		11,738,082

Road & Rail - 3.2%
25,440	Landstar System, Inc. (a)	1,492,819
298,800	Norfolk Southern Corp.	8,886,312

		10,379,131

	TOTAL INDUSTRIALS	49,583,929

INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 0.6%
58,000	Cisco Systems, Inc. (a)	1,049,800
67,500	Nokia Oyj, Sponsored ADR	926,100

		1,975,900

Computers & Peripherals - 0.4%
14,800	International Business Machines Corp.	1,268,952

See Notes to Schedule of Investments.

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 0.1%
27,600	Avnet, Inc. (a)	$472,512

Internet Software & Services - 1.2%
174,033	IAC/InterActiveCorp (a)	3,832,207

Semiconductor Equipment & Products - 3.1%
74,200	Analog Devices, Inc.	2,877,476
78,600	Applied Materials, Inc. (a)	1,296,114
136,500	Intel Corp.	2,738,190
36,200	KLA Tencor Corp. (a)	1,501,576
52,700	National Semiconductor Corp.	816,323
36,200	Novellus Systems, Inc. (a)	962,558
9,900	Teradyne, Inc. (a)	132,660

		10,324,897

Software - 2.6%
290,800	Microsoft Corp.	8,040,620
6,900	National Instruments Corp.	208,863
4,600	Take-Two Interactive Software, Inc. (a)	151,110

		8,400,593

	TOTAL INFORMATION TECHNOLOGY	26,275,061

MATERIALS - 4.3%
Chemicals - 3.0%
40,700	Air Products & Chemicals, Inc.	2,213,266
109,300	Eastman Chemical Co.	5,197,215
40,700	FMC Corp. (a)	1,976,799
22,800	Lyondell Chemical Co.	512,088

		9,899,368

Containers & Packaging - 0.6%
102,661	Smurfit-Stone Container Corp. (a)	1,988,544

Metals & Mining - 0.7%
32,800	Alcoa Inc.	1,101,752
18,700	International Steel Group, Inc. (a)	630,190
6,000	Nucor Corp.	548,220

		2,280,162

	TOTAL MATERIALS	14,168,074

TELECOMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 9.5%
290,100	SBC Communications Inc.	7,528,095
346,500	Sprint Corp.	6,975,045
423,700	Verizon Communications Inc.	16,685,306

		31,188,446

Wireless Telecommunication Services - 0.1%
12,100	Vodafone Group PLC, Sponsored ADR	291,731

	TOTAL TELECOMMUNICATION SERVICES	31,480,177

UTILITIES - 2.2%
Electric Utilities - 2.2%
52,100	American Electric Power Co., Inc.	1,665,116

See Notes to Schedule of Investments.

EQUITY INCOME PORTFOLIO

Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Electric Utilities - 2.2% (continued)
71,300	Entergy Corp.	$4,321,493
21,900	Exelon Corp.	803,511
7,900	Public Service Enterprise Group Inc.	336,540

	TOTAL UTILITIES	7,126,660

	TOTAL COMMON STOCK (Cost - $302,931,919)	317,316,620

FACE AMOUNT
REPURCHASE AGREEMENT - 3.5%
$11,491,000	State Street Bank & Trust Co., dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $11,491,511; (Fully collateralized by U.S. Treasury Bonds, 8.875% due 8/15/17; Market value - $11,727,525) (Cost - $11,491,000)	11,491,000

	TOTAL INVESTMENTS - 100.5% (Cost - $314,422,919*)	328,807,620
	Liabilities in Excess of Other Assets - (0.5%)	(1,651,640)

	NET ASSETS - 100.0%	$327,155,980

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

REIT - Real Estate Investment Trust

See Notes to Schedule of Investments.

LARGE CAP PORTFOLIO

Schedules of Investments (unaudited)		September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 97.1%
CONSUMER DISCRETIONARY - 14.4%
Hotels, Restaurants & Leisure-0.7%
156,551	Hilton Group PLC	$784,061
180,421	Rank Group PLC	912,589

		1,696,650

Internet & Catalog Retail - 0.6%
12,000	Amazon.com, Inc. (a)	490,320
11,100	eBay Inc. (a)	1,020,534

		1,510,854

Leisure Equipment & Products - 0.3%
58,500	Konica Minolta Holdings, Inc.	800,032

Media - 7.1%
16,348	Antena 3 de Television SA (a)	972,782
25,024	British Sky Broadcasting PLC, Sponsored ADR	874,839
53,650	Citadel Broadcasting Co. (a)	687,793
36,900	Comcast Corp., Special Class A Shares (a)	1,030,248
329,900	Time Warner Inc. (a)	5,324,586
44,780	Tribune Co.	1,842,697
4,000	Univision Communications Inc., Class A Shares (a)	126,440
57,731	Viacom Inc., Class B Shares	1,937,452
37,500	Vivendi Universal SA, Sponsored ADR	964,875
172,500	The Walt Disney Co.	3,889,875

		17,651,587

Multi - Line Retail - 2.1%
99,200	Wal-Mart Stores, Inc.	5,277,440

Specialty Retail - 2.2%
60,800	The Gap, Inc.	1,136,960
95,100	The Home Depot, Inc.	3,727,920
11,700	The Sherwin-Williams Co.	514,332

		5,379,212

Textiles & Apparel - 1.4%
26,100	Nike, Inc., Class B Shares	2,056,680
40,900	Polo Ralph Lauren Corp.	1,487,533

		3,544,213

	TOTAL CONSUMER DISCRETIONARY	35,859,988

CONSUMER STAPLES - 6.6%
Beverages - 1.7%
63,100	The Coca-Cola Co.	2,527,155
33,700	PepsiCo, Inc.	1,639,505

		4,166,660

Food & Drug Retailing - 1.1%
71,800	Safeway Inc. (a)	1,386,458
39,100	Walgreen Co.	1,400,953

		2,787,411

Food Products - 0.6%
35,200	Kellogg Co.	1,501,632

Household Products - 1.2%
19,900	Colgate-Palmolive Co.	899,082
40,800	The Procter & Gamble Co.	2,208,096

		3,107,178

See Notes to Schedule of Investments.

LARGE CAP PORTFOLIO

Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Personal Products - 2.0%
57,850	Alberto-Culver Co., Class B Shares	$2,515,318
57,400	The Gillette Co.	2,395,876

		4,911,194

	TOTAL CONSUMER STAPLES	16,474,075

ENERGY - 6.6%
Energy Equipment & Services - 2.2%
27,100	Baker Hughes Inc.	1,184,812
63,300	Schlumberger Ltd.	4,260,723

		5,445,535

Oil & Gas - 4.4%
57,800	ChevronTexaco Corp.	3,100,392
96,900	Exxon Mobil Corp.	4,683,177
18,900	Occidental Petroleum Corp.	1,057,077
19,800	Valero Energy Corp.	1,588,158
12,675	XTO Energy, Inc.	411,684

		10,840,488

	TOTAL ENERGY	16,286,023

FINANCIALS - 13.7%
Banks - 3.2%
61,000	Bank of America Corp.	2,643,130
53,000	The Bank of New York Co., Inc.	1,546,010
33,100	Wachovia Corp.	1,554,045
35,900	Wells Fargo & Co.	2,140,717

		7,883,902

Diversified Financials - 7.1%
78,500	American Express Co.	4,039,610
59,800	Ameritrade Holding Corp. (a)	718,198
83,500	The Charles Schwab Corp.	767,365
19,455	Deutsche Boerse AG	983,724
102,396	JPMorgan Chase & Co.	4,068,193
65,900	Knight Trading Group, Inc. (a)	608,257
4,100	Legg Mason, Inc.	218,407
85,600	MBNA Corp.	2,157,120
85,800	Morgan Stanley	4,229,940

		17,790,814

Insurance - 3.4%
18,400	AFLAC Inc.	721,464
17,000	Ambac Financial Group, Inc.	1,359,150
89,250	American International Group, Inc.	6,068,108
4,800	The Hartford Financial Services Group, Inc.	297,264

		8,445,986

	TOTAL FINANCIALS	34,120,702

HEALTHCARE - 14.7%
Biotechnology - 2.0%
31,600	Cephalon, Inc. (a)	1,513,640
23,100	Genentech. Inc. (a)	1,210,902

See Notes to Schedule of Investments.

LARGE CAP PORTFOLIO

Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Biotechnology - 2.0% (continued)
23,600	MedImmune, Inc. (a)	$559,320
61,600	Millennium Pharmaceuticals, Inc. (a)	844,536
43,120	Protein Design Labs, Inc. (a)	844,290

		4,972,688

Healthcare Equipment & Supplies - 2.5%
53,700	Baxter International, Inc.	1,726,992
55,400	Medtronic, Inc.	2,875,260
32,600	Stryker Corp.	1,567,408

		6,169,660

Healthcare Providers & Services - 0.7%
25,700	UnitedHealth Group Inc.	1,895,118

Pharmaceuticals - 9.5%
32,800	Allergan, Inc.	2,379,640
49,300	AstraZeneca PLC, Sponsored ADR	2,027,709
14,100	Bristol-Myers Squibb Co.	333,747
25,400	Eli Lilly and Co.	1,525,270
30,000	Forest Laboratories, Inc. (a)	1,349,400
49,400	Johnson & Johnson	2,782,702
83,680	Merck & Co. Inc.	2,761,440
214,260	Pfizer Inc.	6,556,356
24,041	Roche Holding AG (a)	2,486,501
35,100	Wyeth	1,312,740

		23,515,505

	TOTAL HEALTHCARE	36,552,971

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.5%
47,800	The Boeing Co.	2,467,436
10,000	L-3 Communications Holdings, Inc.	670,000
11,000	Precision Castparts Corp.	660,550

		3,797,986

Airlines - 0.3%
59,400	Southwest Airlines Co.	809,028

Building Products - 0.7%
42,000	American Standard Cos. Inc. (a)	1,634,220

Commercial Services & Supplies - 0.5%
24,500	DST Systems, Inc. (a)	1,089,515

Industrial Conglomerates - 7.6%
33,300	3M Co.	2,663,001
243,000	General Electric Co.	8,159,940
101,900	Honeywell International Inc.	3,654,134
142,500	Tyco International Ltd.	4,369,050

		18,846,125

Machinery - 3.1%
35,600	AGCO Corp. (a)	805,272
47,000	Caterpillar Inc.	3,781,150
22,600	Deere & Co.	1,458,830
48,625	Graco Inc.	1,628,938

		7,674,190

See Notes to Schedule of Investments.

LARGE CAP PORTFOLIO

Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Trading Companies & Distributors - 0.4%
17,900	W.W. Grainger, Inc.	$1,031,935

	TOTAL INDUSTRIALS	34,882,999

INFORMATION TECHNOLOGY - 21.9%
Communications Equipment - 3.6%
310,761	Cisco Systems, Inc. (a)	5,624,774
53,200	Juniper Networks, Inc. (a)	1,255,520
89,800	Motorola, Inc.	1,619,992
10,000	QUALCOMM Inc.	390,400

		8,890,686

Computers & Peripherals - 5.1%
59,600	Apple Computer, Inc. (a)	2,309,500
151,000	Dell Inc. (a)	5,375,600
160,900	EMC Corp. (a)	1,856,786
26,700	International Business Machines Corp.	2,289,258
22,400	Storage Technology Corp. (a)	565,824
93,000	Toshiba Corp.	341,803

		12,738,771

Electronic Equipment & Instruments - 1.5%
31,300	Molex, Inc.	933,366
174,400	Solectron Corp. (a)	863,280
45,000	Thermo Electron Corp. (a)	1,215,900
53,700	Vishay Intertechnology, Inc. (a)	692,730

		3,705,276

Internet Software & Services - 1.9%
102,786	CNET Networks, Inc. (a)	940,492
111,300	Yahoo! Inc. (a)	3,774,183

		4,714,675

Semiconductor Equipment & Products - 4.8%
51,400	Altera Corp. (a)	1,005,898
70,000	Analog Devices, Inc.	2,714,600
50,800	Applied Materials, Inc. (a)	837,692
153,200	Intel Corp.	3,073,192
12,300	KLA-Tencor Corp. (a)	510,204
56,500	Marvell Technology Group Ltd. (a)	1,476,345
77,100	Texas Instruments Inc.	1,640,688
12,500	Tokyo Electron Ltd.	609,147

		11,867,766

Software - 5.0%
25,000	Amdocs Ltd. (a)	545,750
57,150	Ascential Software Corp. (a)	769,811
373,500	Microsoft Corp.	10,327,275
73,400	Oracle Corp. (a)	827,952

		12,470,788

	TOTAL INFORMATION TECHNOLOGY	54,387,962

MATERIALS - 1.1%
Chemicals - 0.9%
57,400	Monsanto Co.	2,090,508

See Notes to Schedule of Investments.

LARGE CAP PORTFOLIO

Schedules of Investments (unaudited) (continued)		September 30, 2004

SHARES	SECURITY	VALUE
Metals & Mining - 0.2%
11,900	Newmont Mining Corp.	$541,807

	TOTAL MATERIALS	2,632,315

TELECOMMUNICATION SERVICES - 3.7%
Deversified Telecommunication Services - 2.6%
33,600	PT Indonesian Satellite Corp., ADR	806,400
50,600	PT Telekomunikasi Indonesia, Sponsored ADR	895,114
50,800	SBC Communications Inc.	1,318,260
88,200	Verizon Communications Inc.	3,473,316

		6,493,090

Wireless Telecommunication Services - 1.1%
60,300	Nextel Communications, Inc., Class A Shares (a)	1,437,552
74,300	Nextel Partners, Inc. (a)	1,231,894

		2,669,446

	TOTAL TELECOMMUNICATION SERVICES	9,162,536

UTILITIES - 0.3%
Electric Utilities - 0.3%
18,100	Exelon Corp.	664,089

	TOTAL COMMON STOCK (Cost - $243,054,914)	241,023,660

FACE AMOUNT
REPURCHASE AGREEMENT - 2.7%
$6,609,000	State Street Bank & Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity - $6,609,294; (Fully collateralized U.S Treasury Bonds, 8.875% due 8/15/17; Market value - $6,743,688) (Cost - $6,609,000)	6,609,000

	TOTAL INVESTMENTS - 99.8% (Cost - $249,663,914*)	247,632,660
	Other Assets in Excess of Liabilities - 0.2%	545,328

	TOTAL NET ASSETS - 100.0%	$248,177,988

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Equity Income and Large Cap Portfolios (“Fund(s)”) are separate investment funds of The Travelers Series Trust (“Trust”). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices. Securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type. U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before each Fund calculates its net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Investment Transactions - Security transactions are accounted for on trade date.

(d) Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

Notes to Schedules of Investments (unaudited)(continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

	Appreciation	Depreciation	Net Unrealized Appreciation/ (Depreciation)
Equity Income Portfolio	$28,867,092	$(14,482,391)	$14,384,701
Large Cap Portfolio	19,498,709	(21,529,963)	(2,031,254)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date November 29, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date November 29, 2004